Document and Entity Information	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	TopBuild Corp.
Entity Central Index Key	0001633931
Amendment Flag	false
TopBuild Corp. 401(k) Plan
Entity Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Tax Identification Number	47-3096382
Amendment Flag	false